Income Tax Status - Additional Information (Details) - EBP 009	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax determination letter, date	Aug. 21, 2017
EBP, Tax determination letter, obtained [true false]	true
EBP, Tax qualification status [Extensible Enumeration]	us-gaap:QualifiedPlanMember